BORROWINGS (Schedule of Future Principal Repayment on the Long-Term Bank Loans) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Future principal repayment on the long-term bank loans
2016	$ 1,156,125
2017	31,644,149
2018	1,189,061
2019 and after	5,892,093
Total	$ 39,881,428	$ 73,300,000